Fees Summary	Sep. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,593,000
Previously Paid Amount	0.00
Total Fee Amount	1,858.73
Total Offset Amount	0.00
Net Fee	1,858.73
Narrative - Max Aggregate Offering Price	$ 12,593,000
Final Prospectus	true